Commitments (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Year 1	$ 5,960,000	$ 5,960,000
Year 2	3,973,333	3,973,333
Year 3	$ 1,986,667	$ 1,986,667